OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: 0001889966

Deephaven Residential Mortgage Trust 2025-CES1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Sanyogita Lakhera (212) 526-4149

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuing Entity

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached Exhibit 99 to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SUTTON FUNDING LLC

Date: October 29, 2025	By:	/s/ Sanyogita Lakhera
	Name:	Sanyogita Lakhera
	Title:	Authorized Signatory

EXHIBIT INDEX

Exhibit Number

99.1 - Third Party Due Diligence Report – Canopy Narrative

Schedule 1 – Data Compare

Schedule 2 – Rating Agency Grades Detail

Schedule 3 – Rating Agency Grades Summary

Schedule 4 – Valuation Summary

Schedule 5 – ATR QM Report

Schedule 6 – Business Purpose Supplemental Extract

99.2 - Third Party Due Diligence Report – Clayton Narrative

Schedule 1 – Loan Level Tape Compare

Schedule 2 – Conditions Report

Schedule 3 – Laon Grade Report

Schedule 4 – Valuation Report

Schedule 5 – Non ATR QM Report

Schedule 6 – Rating Agency ATR QM Report

99.3 - Third Party Due Diligence Report – Clarifii Narrative

Schedule 1 – ATR QM Report

Schedule 2 – Data Compare Report

Schedule 3 – Rating Agency Grades Detail

Schedule 4 – Rating Agency Grades Summary

Schedule 5 – Valuation Report

Schedule 6 – Business Purpose Supplemental Extract

99.4 - Third Party Due Diligence Report – Covius Narrative

Schedule 1 – Tape Compare

Schedule 2 – Grades Report

Schedule 3 – Exceptions Report

Schedule 4 – Valuation Report

Schedule 5 – Business Purpose Supplement

Schedule 6 – ATR QM Report

99.5 - Third Party Due Diligence Report – Digital Risk Narrative

Schedule 1 – Finding Report

Schedule 2 – Rating Agency Report

Schedule 3 – DI Report

Schedule 4 – Valuation Report

99.6 - Third Party Due Diligence Report – Mission Global Narrative

Schedule 1 – Data Compare

Schedule 2 – Rating Agency Grades Summary

Schedule 3 – Rating Agency Grades Detail

Schedule 4 – Valuation Report

Schedule 5 – Business Purpose Supplemental Extract

99.7 - Third Party Due Diligence Report – Selene Narrative

Schedule 1 – Data Compare

Schedule 2 – Rating Agency Grades Summary

Schedule 3 – Standard Findings

Schedule 4 – Valuation Report

Schedule 5 – Business Purpose Supplemental Extract

99.8 - Third Party Due Diligence Report – AMC Narrative

Schedule 1 – Rating Agency Grades

Schedule 2 – Exception Grades

Schedule 3 – Valuation Summary

Schedule 4 – Business Purpose Report

Schedule 5 – Data Compare Summary